Income Taxes And Tax Status (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Foreign income tax expense
Current tax provision or benefit	0	0
Deferred tax provision or benefit	$ 0	$ 0
Corporate tax rate	21.00%	34.00%
Operating loss carryforwards	$ 336,400,000
Operating loss carryforwards subject to expiration	323,500,000
Unrecognized tax benefits	927,000	$ 927,000	$ 1,370,000
Accrued interest or penalties	0	0
Income tax-related interest income, expense or penalties	0	0
Impact of the Tax Act	0	$ 41,646,000
Research [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, Amount	7,900,000
Promissory Notes [Member] | Convertible Debt [Member]
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits	$ 100,000
Minimum [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, expiration	Dec. 31, 2019
Period subject to IRS examination	1998
Minimum [Member] | Research [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, expiration	Dec. 31, 2019
Maximum [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, expiration	Dec. 31, 2036
Period subject to IRS examination	2018
Maximum [Member] | Research [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, expiration	Dec. 31, 2037